CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2023
Contract Liabilities
CONTRACT LIABILITIES

NOTE 18 — CONTRACT LIABILITIES

As of December 31, 2023 and 2022, contract liability consists of:

	As of December 31,
	2023	2022
		As restated
Educational revenue paid in advance	$2,580,097	$5,594,979
Other prepaid income	-	12,254
Advance bookings for lodges	170,040	213,217
	$2,750,137	$5,820,450

A reconciliation of contract liability for the years ended December 31, 2023 and 2022 are as follows:

	As of December 31,
	2023	2022
		As restated
Contract liabilities, beginning balance	$5,820,450	$2,561,912
Addition	2,243,992	5,608,479
Revenue earned	(5,314,305)	(2,349,941)
Contract liabilities, ending balance	$2,750,137	$5,820,450

Other prepaid income amounting to $571,543 is restatement in 2022. The amount has been reclassified from deferred revenue to accrued expenses and other current liabilities.